Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Unused tax losses	[1]	€ 2,934	€ 2,985
Unused tax credits	[1]	160	387
Deductible temporary differences:
Trading activities	[1]	2,986	3,514
Employee benefits, including equity settled share based payments	[1]	2,140	2,208
Loans and borrowings, including allowance for loans	[1]	795	1,015
Fair value OCI (IFRS 9)	[1]	33	5
Intangible Assets	[1]	119	119
Accrued interest expense	[1]	1,133	180
Other assets	[1]	886	759
Other provisions	[1]	180	271
Other liabilities	[1]	21	42
Total deferred tax assets pre offsetting	[1]	11,387	11,485
Taxable temporary differences:
Trading activities, including derivatives	[1]	3,038	3,794
Employee benefits, including equity settled share based payments	[1]	312	266
Loans and borrowings, including allowance for loans, Taxable temporary differences	[1]	345	144
Fair value OCI (IFRS 9)	[1]	52	89
Intangible Assets	[1]	453	336
Other assets	[1]	344	270
Other provisions	[1]	85	83
Other liabilities	[1]	40	50
Total deferred tax liabilities pre offsetting	[1]	€ 4,669	€ 5,032

[1]	Following the IFRS 9 introduction the presentation was changed and a more granular break down related to the type of temporary differences is provided. Comparatives were adjusted accordingly.